                                ING EQUITY TRUST
                          ING MIDCAP OPPORTUNITIES FUND
                         ING SMALLCAP OPPORTUNITIES FUND
                          ING DISCIPLINED LARGECAP FUND
                              ING CONVERTIBLE FUND
                            ING EQUITY AND BOND FUND
                           (COLLECTIVELY, THE "FUNDS")

                        Supplement Dated January 6, 2005
            to the Class A, Class B, Class C and Class M Prospectus,
                    Class Q Prospectus and Class I Prospectus
                            dated September 30, 2004

Effective immediately, the following changes are made to the Class A, Class B, Class C and Class M Prospectus, Class Q Prospectus and Class I Prospectus:

1. The following paragraph is added after the second paragraph of the section entitled "Investment Strategy" on pages 6 and 8 of the Class A, Class B, Class C and Class M Prospectus, Class Q Prospectus and Class I Prospectus:

      The Fund may invest excess cash in other investment companies, including exchange traded funds ("ETFs"), for temporary and/or defensive purposes.

2. The sections entitled "More Information About Risks - Other Investment Companies" on page 50 of the Class A, Class B, Class C and Class M Prospectus, page 34 of the Class Q Prospectus and page 38 of the Class I Prospectus are hereby deleted and replaced with the following:

      OTHER INVESTMENT COMPANIES (ING EQUITY AND BOND FUND). To the extent permitted by the Investment Company Act of 1940, a Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or
      (ii) trading
      may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of particular industry, trends in that industry may have a dramatic impact on their value.

Effective January 1, 2005, pursuant to a side agreement with ING Investments, LLC, the Funds' investment adviser, the expense limits for ING Convertible Fund's Class A, Class B, Class C and Class Q shares are lowered to 1.33%, 2.08%, 2.08% and 1.33%, respectively; the expense limits for ING Equity and Bond Fund's Class A, Class B, Class C and Class Q shares are lowered to 1.36%, 2.11%, 2.11% and 1.36%, respectively; and the expense limits for ING MidCap Opportunities Fund's Class A, Class B, Class C, Class I and Class Q shares are lowered to 1.50%, 2.25%, 2.25%, 1.25% and 1.50%, respectively. In addition, effective January 1, 2005, ING Investments, LLC is effecting expense limits for ING Disciplined LargeCap Fund's Class A, Class B, Class C and Class I shares of 1.36%, 2.11%, 2.11% and 1.11%, respectively and for ING SmallCap Opportunities Fund's Class A, Class B, Class C, Class I and Class Q shares of 1.50%, 2.25%, 2.25%, 1.25% and 1.50%, respectively. Finally, 0.10% of the 12b-1 fees for Class A shares of ING Convertible Fund and ING Equity and Bond Fund and 0.05% of the 12b-1 fees for Class A shares of ING Disciplined LargeCap Fund, ING MidCap Opportunities Fund and ING SmallCap Opportunities Fund are being waived. The Class A, Class B, Class C, and Class M Prospectus, Class I Prospectus and Class Q Prospectus are hereby revised as follows:

1. The information relating to the Funds in the tables under the heading "Operating Expenses Paid Each Year by the Funds" on pages 28 and 29 of the Class A, Class B, Class C and Class M Prospectus is deleted and replaced with the following:

CLASS A

                                                   DISTRIBUTION
                                                        AND                      TOTAL         WAIVERS,
                                                      SERVICE                    FUND       REIMBURSEMENTS     TOTAL NET
                                      MANAGEMENT      (12b-1)      OTHER       OPERATING         AND             FUND
FUND                                     FEES          FEES       EXPENSES     EXPENSES     RECOUPMENTS(2)     EXPENSES
--------------------------            ----------   ------------- ----------    ---------    --------------     ---------
ING MidCap Opportunities              %     1.00      0.30(5)      0.37(3)(4)    1.67(4)        (0.17)           1.50(4)
ING SmallCap Opportunities            %     0.96      0.30(5)      0.48(3)       1.74           (0.24)           1.50
ING Disciplined LargeCap              %     0.70      0.30(5)      0.53(3)       1.53           (0.17)           1.36
ING Convertible                       %     0.75      0.35(5)      0.38(3)       1.48           (0.15)           1.33
ING Equity and Bond                   %     0.75      0.35(5)      0.49(3)       1.59           (0.23)           1.36

CLASS B

                                                   DISTRIBUTION
                                                        AND                      TOTAL         WAIVERS,
                                                      SERVICE                    FUND       REIMBURSEMENTS     TOTAL NET
                                       MANAGEMENT     (12b-1)       OTHER      OPERATING         AND             FUND
FUND                                      FEES         FEES       EXPENSES     EXPENSES     RECOUPMENTS(2)     EXPENSES
--------------------------            -----------  ------------- ----------    ---------    --------------     ---------
ING MidCap Opportunities              %     1.00       1.00        0.37(3)(4)    2.37(4)        (0.12)           2.25(4)
ING SmallCap Opportunities            %     0.96       1.00        0.48(3)       2.44           (0.19)           2.25
ING Disciplined LargeCap              %     0.70       1.00        0.53(3)       2.23           (0.12)           2.11
ING Convertible                       %     0.75       1.00        0.38(3)       2.13           (0.05)           2.08
ING Equity and Bond                   %     0.75       1.00        0.49(3)       2.24           (0.13)           2.11

CLASS C

                                                    DISTRIBUTION
                                                        AND                      TOTAL         WAIVERS,
                                                      SERVICE                    FUND        REIMBURSEMENTS    TOTAL NET
                                       MANAGEMENT     (12b-1)       OTHER      OPERATING         AND             FUND
FUND                                      FEES         FEES       EXPENSES     EXPENSES     RECOUPMENTS(2)     EXPENSES
--------------------------            -----------  ------------- ----------    ---------    --------------     ---------
ING MidCap Opportunities              %     1.00       1.00        0.37(3)(4)    2.37(4)        (0.12)           2.25(4)
ING SmallCap Opportunities            %     0.96       1.00        0.48(3)       2.44           (0.19)           2.25
ING Disciplined LargeCap              %     0.70       1.00        0.53(3)       2.23           (0.12)           2.11
ING Convertible                       %     0.75       1.00        0.38(3)       2.13           (0.05)           2.08
ING Equity and Bond                   %     0.75       1.00        0.49(3)       2.24           (0.13)           2.11

2. The following sentence is added to the end of footnote 2 of the tables under the heading "Operating Expenses Paid Each Year by the Funds" on page 30 of the Class A, Class B, Class C and Class M Prospectus:

      Effective January 1, 2005, pursuant to a side agreement, ING Investments, LLC has lowered the expense limits for ING Convertible Fund to 1.33%, 2.08% and 2.08% for Class A, Class B and Class C shares, respectively, through at least December 31, 2005. If, after December 31, 2005, ING Investments, LLC elects not to renew the side agreement, the expense limits will revert to the limitations under ING Convertible Fund's expense limitation agreement of 1.60%, 2.25% and 2.25% for Class A, Class B and Class C shares, respectively. Additionally, effective January 1, 2005, pursuant to a side agreement, ING Investments, LLC has lowered the expense limits for ING Equity and Bond Fund to 1.36%, 2.11% and 2.11% for Class A, Class B and Class C shares, respectively, through at least December 31, 2005. If, after December 31, 2005, ING Investments, LLC elects not to renew the side agreement, the expense limits will revert to the limitations under ING Equity and Bond's Fund's expense limitation agreement of 1.60%, 2.25% and 2.25% for Class A, Class B and Class C shares, respectively. Additionally, effective January 1, 2005, pursuant to a side agreement, ING Investments, LLC has lowered the expense limits for ING MidCap Opportunities Fund to 1.50%, 2.25% and 2.25% for Class A, Class B and Class C shares, respectively. If, after December 31, 2005, ING Investments, LLC elects not to renew the side agreement, the expense limits will revert to the limitations under ING MidCap Opportunities Fund's expense limitation agreement of 1.75%, 2.45% and 2.45% for Class A, Class B and Class C shares, respectively. Finally, pursuant to a side agreement effective January 1, 2005, ING Investments, LLC has effected expense limits for ING Disciplined LargeCap Fund of 1.36%, 2.11% and 2.11% for Class A, Class B and Class C shares, respectively and for ING SmallCap Opportunities Fund of 1.50%, 2.25% and 2.25% for Class A, Class B and Class C shares, respectively, through at least December 31, 2005. There is no guarantee that these side agreements will continue after that date. These side agreements will only renew if ING Investments, LLC elects to renew them. Any fees waived or expenses reimbursed pursuant to the side agreements shall not be eligible for recoupment.

3. The following sentence is added to the end of footnote 5 of the tables under the heading "Operating Expenses Paid Each Year by the Funds" on page 30 of the Class A, Class B, Class C and Class M Prospectus:

      In addition, ING Funds Distributor, LLC has contractually agreed to waive 0.05% of the Distribution Fee for Class A shares of ING Disciplined LargeCap Fund, ING MidCap Opportunities Fund and ING SmallCap Opportunities Fund and 0.10% of the Distribution Fee for Class A shares of ING Convertible Fund and ING Equity and Bond Fund. The fee waivers are for the period beginning January 1, 2005 through December 31, 2005. There is no guarantee that these waivers will continue after that date.

4. The information relating to the Funds in the tables under the heading "Examples" on page 31 of the Class A, Class B, Class C and Class M Prospectus are deleted and replaced with the following:

CLASS A

FUND                                                      1 YEAR       3 YEARS       5 YEARS      10 YEARS
------------------------------                           --------      -------       -------      --------
ING MidCap Opportunities (1)                             $    719       1,056         1,415         2,424
ING SmallCap Opportunities (1)                           $    719       1,069         1,443         2,490
ING Disciplined LargeCap (1)                             $    706       1,015         1,346         2,280
ING Convertible (1)                                      $    703       1,002         1,323         2,230
ING Equity and Bond (1)                                  $    706       1,027         1,370         2,337

CLASS B

                                     IF YOU SELL YOUR SHARES                       IF YOU DON'T SELL YOUR SHARES
                            -----------------------------------------         ----------------------------------------
FUND                        1 YEAR     3 YEARS    5 YEARS    10 YEARS         1 YEAR     3 YEARS   5 YEARS    10 YEARS
----                        ------     -------    -------    --------         ------     -------   -------    --------
ING MidCap Opportunities
(1)                         $ 728       1,028      1,455       2,523           228         728      1,255       2,523
ING SmallCap
Opportunities (1)           $ 728       1,042      1,483       2,589           228         742      1,283       2,589
ING Disciplined LargeCap
(1)                         $ 714         986      1,384       2,379           214         686      1,184       2,379
ING Convertible (1)         $ 711         962      1,340       2,293           211         662      1,140       2,293
ING Equity and Bond (1)     $ 714         988      1,388       2,401           214         688      1,188       2,401

CLASS C

                                     IF YOU SELL YOUR SHARES                       IF YOU DON'T SELL YOUR SHARES
                            -----------------------------------------         ----------------------------------------
FUND                        1 YEAR     3 YEARS    5 YEARS    10 YEARS         1 YEAR     3 YEARS   5 YEARS    10 YEARS
----                        ------     -------    -------    --------         ------     -------   -------    --------
ING MidCap Opportunities
(1)                          $328        728       1,255       2,697           228         728      1,255       2,697
ING SmallCap
Opportunities (1)            $328        742       1,283       2,762           228         742      1,283       2,762
ING Disciplined LargeCap
(1)                          $314        686       1,184       2,555           214         686      1,184       2,555
ING Convertible (1)          $311        662       1,140       2,458           211         662      1,140       2,458
ING Equity and Bond (1)      $314        688       1,188       2,565           214         688      1,188       2,565

5. The information relating to ING MidCap Opportunities Fund, ING SmallCap Opportunities Fund and ING Equity and Bond Fund in the table under the heading

      "Operating Expenses Paid Each Year by the Funds" on page 20 of the Class Q Prospectus is deleted and replaced with the following:

CLASS Q

                                                                                 TOTAL         WAIVERS,
                                                                                 FUND       REIMBURSEMENTS     TOTAL NET
                                       MANAGEMENT     SERVICE       OTHER      OPERATING         AND             FUND
FUND                                      FEES         FEES       EXPENSES     EXPENSES     RECOUPMENTS(2)     EXPENSES
--------------------------            -----------     -------    ----------    --------     --------------     --------
ING MidCap Opportunities              %     1.00       0.25      0.28(3)(4)      1.53(4)        (0.03) (4)       1.50
ING SmallCap Opportunities            %     0.96       0.25      0.36(3)         1.57           (0.07)           1.50
ING Equity and Bond                   %     0.75       0.25      0.48(3)         1.48           (0.12)           1.36

6. The following sentence is added to the end of footnote 2 of the table under the heading "Operating Expenses Paid Each Year by the Funds" on page 20 of the Class Q Prospectus:

      Effective January 1, 2005, pursuant to a side agreement, ING Investments, LLC has lowered the expense limit for ING MidCap Opportunities Fund to 1.50% for Class Q shares through at least December 31, 2005. If, after December 31, 2005, ING Investments, LLC elects not to renew the side agreement, the expense limit will revert to the limitation under ING MidCap Opportunities Fund's expense limitation agreement of 1.60% for Class Q shares. Additionally, effective January 1, 2005, pursuant to a side agreement, ING Investments, LLC has lowered the expense limit for ING Equity and Bond Fund to 1.36% for Class Q shares through at least December 31, 2005. If, after December 31, 2005, ING Investments, LLC elects not to renew the side agreement, the expense limit will revert to the limitations under ING Equity and Bond Fund's expense limitation agreement of 1.50% for Class Q shares. Additionally, effective January 1, 2005, pursuant to a side agreement, ING Investments, LLC has lowered the expense limit for ING Convertible Fund to 1.33% for Class Q shares through at least December 31, 2005. If, after December 31, 2005, ING Investments, LLC elects not to renew the side agreement, the expense limit will revert to the limitations under ING Convertible Fund's expense limitation agreement of 1.50% for Class Q shares. Finally, pursuant to a side agreement effective January 1, 2005, ING Investments, LLC has effected an expense limit for ING SmallCap Opportunities Fund of 1.50% for Class Q shares through at least December 31, 2005. There is no guarantee that these side agreements will continue after that date. These side agreements will only renew if ING Investments, LLC elects to renew them. Any fees waived or expenses reimbursed pursuant to the side agreements shall not be eligible for recoupment.

7. The information relating to ING MidCap Opportunities Fund, ING SmallCap Opportunities Fund and ING Equity and Bond Fund in the table under the heading "Examples" on page 21 of the Class Q Prospectus is deleted and replaced with the following:

CLASS Q

FUND                                                      1 YEAR       3 YEARS    5 YEARS       10 YEARS
----                                                     --------      -------    -------       --------
ING MidCap Opportunities (1)                             $    153        480        831          1,821
ING SmallCap Opportunities (1)                           $    153        489        849          1,861
ING Equity and Bond (1)                                  $    138        456        797          1,758

8. The information relating to ING MidCap Opportunities Fund and ING SmallCap Opportunities Fund in the table under the heading "Operating Expenses Paid Each Year by the Funds" on page 22 of the Class I Prospectus is deleted and replaced with the following:

CLASS I

                                                    DISTRIBUTION
                                                        AND                      TOTAL         WAIVERS,
                                                      SERVICE                    FUND       REIMBURSEMENTS     TOTAL NET
                                       MANAGEMENT     (12b-1)       OTHER      OPERATING         AND             FUND
FUND                                      FEES         FEES       EXPENSES     EXPENSES     RECOUPMENTS(2)     EXPENSES
--------------------------            -----------   ------------  --------     ---------    --------------     --------
ING MidCap Opportunities              %     1.00         -         0.28(3)(4)    1.28(4)        (0.03)           1.25(4)
ING SmallCap Opportunities            %     0.96         -         0.35(3)       1.31           (0.06)           1.25

9. The following sentence is added to the end of footnote 2 of the table under the heading "Operating Expenses Paid Each Year by the Funds" on page 22 of the Class I Prospectus:

      Effective January 1, 2005, pursuant to a side agreement, ING Investments, LLC has lowered the expense limit for ING MidCap Opportunities Fund to 1.25% for Class I shares through at least December 31, 2005. If, after December 31, 2005, ING Investments, LLC elects not to renew the side agreement, the expense limit will revert to the limitation under ING MidCap Opportunities Fund's expense limitation agreement of 1.45% for Class I shares. Finally, pursuant to a side agreement effective January 1, 2005, ING Investments, LLC has effected an expense limit for ING SmallCap Opportunities Fund of 1.25% for Class I shares and for ING Disciplined LargeCap of 1.11% for Class I shares through at least December 31, 2005. These side agreements will only renew if ING Investments, LLC elects to renew them. There is no guarantee that these side agreements will continue after that date. Any fees waived or expenses reimbursed pursuant to the side agreements shall not be eligible for recoupment.

10. The information relating to ING MidCap Opportunities Fund and ING SmallCap Opportunities Fund in the table under the heading "Examples" on page 23 of the Class I Prospectus is deleted and replaced with the following:

CLASS I

FUND                                                      1 YEAR       3 YEARS    5 YEARS       10 YEARS
------------------------------                           ---------     -------    -------       --------
ING MidCap Opportunities (1)                             $    127        403         699         1,543
ING SmallCap Opportunities (1)                           $    127        409         712         1,574

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         ING EQUITY TRUST (THE "TRUST")
                          ING MIDCAP OPPORTUNITIES FUND
                         ING SMALLCAP OPPORTUNITIES FUND
                          ING DISCIPLINED LARGECAP FUND
                              ING CONVERTIBLE FUND
                            ING EQUITY AND BOND FUND
                           (COLLECTIVELY, THE "FUNDS")

                        Supplement Dated January 6, 2005
               to the Statement of Additional Information ("SAI")
                            dated September 20, 2004

Effective January 1, 2005, pursuant to a side agreement with ING Investments, LLC, the Funds' investment adviser, the expense limits for ING Convertible Fund's Class A, Class B, Class C and Class Q shares are lowered to 1.33%, 2.08%, 2.08% and 1.33%, respectively; the expense limits for ING Equity and Bond Fund's Class A, Class B, Class C and Class Q shares are lowered to 1.36%, 2.11%, 2.11% and 1.36%, respectively; and the expense limits for ING MidCap Opportunities Fund's Class A, Class B, Class C, Class I and Class Q shares are lowered to 1.50%, 2.25%, 2.25%, 1.25% and 1.50%, respectively. In addition, effective January 1, 2005, ING Investments, LLC is effecting expense limits for ING Disciplined LargeCap Fund's Class A, Class B, Class C and Class I shares of 1.36%, 2.11%, 2.11% and 1.11%, respectively and for ING SmallCap Opportunities Fund's Class A, Class B, Class C, Class I and Class Q shares of 1.50%, 2.25%, 2.25%, 1.25% and 1.50%, respectively. Finally, 0.10% of the 12b-1 fees for Class A shares of ING Convertible Fund and ING Equity and Bond Fund and 0.05% of the 12b-1 fees for Class A shares of ING Disciplined LargeCap Fund, ING MidCap Opportunities Fund and ING SmallCap Opportunities Fund are being waived. The SAI is hereby revised as follows:

1. The information relating to the Funds in the table under the heading "Expense Limitation Agreements" on page 39 of the SAI is deleted and replaced with the following:

FUND                     CLASS A       CLASS B     CLASS C     CLASS I  CLASS M     CLASS O     CLASS Q
---------------------    --------      -------     -------     -------  -------     -------     -------
Convertible (1)             1.33%        2.08%       2.08%       N/A       N/A         N/A        1.33%

Disciplined LargeCap
(1)                         1.36%        2.11%       2.11%      1.11%      N/A         N/A         N/A

Equity and Bond (1)         1.36%        2.11%       2.11%       N/A       N/A         N/A        1.36%

MidCap Opportunities
(1)                         1.50%        2.25%       2.25%      1.25%      N/A         N/A        1.50%

SmallCap Opportunities
(1)                         1.50%        2.25%       2.25%      1.25%      N/A         N/A        1.50%

2.    In addition, the following footnote is added to the aforementioned table:

      (1) Effective January 1, 2005, pursuant to a side agreement, ING Investments has lowered the contractual expense limits for ING Convertible Fund, ING Equity and Bond Fund and ING MidCap Opportunities Fund through at least December 31, 2005. In addition, effective January 1, 2005, ING Investments is effecting expense limits for ING Disciplined LargeCap Fund and ING SmallCap Opportunities Fund. There is no guarantee that these side agreements will continue after that date. These side agreements will only renew if ING Investments elects to renew it. If, after December 31, 2005, ING Investments, LLC elects not to renew the side agreements, the expense limits will revert to the limitations under the current expense limitation agreement for ING Convertible Fund of 1.60%, 2.25% 2.25% and 1.50%, for Class A, Class B, Class C and Class Q shares, respectively; ING Equity and Bond Fund of 1.60%, 2.25% 2.25% and 1.50%, for Class A, Class B, Class C and Class Q shares, respectively; and for ING MidCap Opportunities Fund of 1.75%, 2.45% 2.45%, 1.45% and 1.60%, for Class A, Class B, Class C, Class I and Class Q shares, respectively. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

3. The following footnote is added to the information relating to the Funds in the table under the heading "Rule 12b-1 Plans" on page 43 of the SAI:

      (1) The Distributor has contractually agreed to waive 0.05% of the Distribution Fee for Class A shares of ING Disciplined LargeCap Fund, ING MidCap Opportunities Fund and ING SmallCap Opportunities Fund and 0.10% of the Distribution Fee for Class A shares of ING Convertible Fund and ING Equity and Bond Fund. The fee waivers are for the period beginning January 1, 2005 through December 31, 2005. There is no guarantee that these waivers will continue after that date.